NET LOSS PER SHARE	9 Months Ended
Jul. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

3. NET LOSS PER SHARE

Basic net income or basic net loss per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the periods. Diluted earnings per share give effect to dilutive options, warrants, convertible debt and other potential common stock outstanding during the period. Therefore, in the case of a net loss the impact of the potential common stock resulting from warrants, outstanding stock options and convertible debt are not included in the computation of diluted loss per share, as the effect would be anti-dilutive. In the case of net income the impact of the potential common stock resulting from these instruments that have intrinsic value are included in the diluted earnings per share.

The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share:

	As of July 31 ,
	2012	2011
Warrants (includes Optimus warrant of 25,560,000 at July 31, 2012 and 2011 and exchange warrants(see Note 12) of 34,791,156 at July 31, 2012)	114,738,770	96,994
Stock Options	44,807,424	27,317,424
Convertible Debt (using as-if converted method)	11,594,873	-
Total	171,141,067	27,414,418